Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees of American
Beacon Funds
In planning and performing our audits of the financial statements of American Beacon Funds (comprised of
American Beacon Flexible Bond Fund, American
Beacon The London Company Income Equity Fund,
American Beacon SiM High Yield Opportunities Fund,
American Beacon Sound Point Floating Rate Income
Fund and American Beacon Zebra Small Cap Equity
Fund) as of and for the year ended August 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we
considered American Beacon Funds' internal control
over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with
the requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the effectiveness of American Beacon Funds' internal control over financial reporting. Accordingly, we express no such opinion.
The management of American Beacon Funds is
responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit
preparation of financial statements in accordance with
U.S. generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management
and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or a combination of
deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of American Beacon Funds' annual or interim financial statements will not be prevented or
detected on a timely basis.
Our consideration of American Beacon Funds' internal
control over financial reporting was for the limited
purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in American Beacon Funds' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of August
31, 2018.
This report is intended solely for the information and use
of management and the Board of Trustees of American
Beacon Funds and the Securities and Exchange
Commission and is not intended to be and should not be
used by anyone other than these specified parties.
/s/ Ernst & Young LLP
Dallas, Texas
October 25, 2018